Advisors Capital International Fund
	Schedule of Investments
	December 31, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
120	MTU Aero Engines Holding AG - ADR	$ 19,882	1.21%

Air & Gas Compressors
3,800	Atlas Copco AB - ADR	57,494	3.50%

Airports, Flying Fields & Airport Terminal Services
500	Central North Airport Group - ADR	34,320	2.09%

Auto Manufacturers
300	BYD Company Limited - ADR	20,391	1.24%

Banks- Regional
300	DBS Group Holdings Ltd - ADR	38,412
1,400	PT Bank Central Asia Tbk - ADR	20,272
		58,684	3.58%

Beverages
300	LVMH Moet Hennessy Louis Vuitton SA - ADR	39,207
800	Pernod Ricard SA - ADR	17,984
		57,191	3.48%

Commercial Banks, NEC
500	The Toronto-Dominion Bank (Canada) *	26,620	1.62%

Consulting Services
5,100	SGS SA - ADR	50,592	3.08%

Consumer Staples
10,200	D&L Industries, Inc. - ADR	23,970	1.46%

Credit Services
1,000	Krung Thai Bank PLC - ADR	12,850
2,200	Zenkoku Hosho Co. LTD. - ADR	25,850
		38,700	2.36%
Diagnostics & Research
1,800	Sonic Healthcare LTD - ADR	30,024	1.83%

Discount Stores
900	Wal-Mart de Mexico SA - ADR	23,760	1.45%

Drug Manufacturers - General
3,200	Santen Pharmaceutical Co. Ltd - ADR *	32,384	1.97%

Drug Manufacturers - Specialty & Generic
900	Merck KGaA - ADR	25,767	1.57%

Electrical Supplies
2,200	Rexel SA - ADR	56,155	3.42%

Entertainment
1,800	Universal Music Group N.V. - ADR	22,968	1.40%

Financial Data & Stock Exchanges
1,200	Deutsche Boerse AG - ADR	27,612	1.68%

Gambling
400	Evolution AB - ADR	30,740	1.87%

Gold and Silver Ores
800	Agnico Eagle Mines Limited (Canada)	62,568	3.81%

Grocery Stores
2,600	Seven & I Holdings Co. Ltd. - ADR *	40,716	2.48%

Insurance Agents, Brokers & Service
220	Aon plc - Class A (Ireland)	79,015	4.81%

Leisure
200	ANTA Sports Products Limited - ADR	49,638
2,500	Thule Group AB - ADR	36,475
		86,113	5.25%

Marine Shipping
2,600	SITC International Holdings Company Limited - ADR	62,270	3.79%

Medical Instruments & Supplies
1,900	Coloplast AS - ADR	20,634	1.26%

National Commercial Banks
1,900	UBS Group AG (Switzerland)	57,608	3.51%

Oil & Gas Field Services, NEC
2,200	Core Laboratories Inc.	38,082
1,000	Schlumberger Limited	38,340
		76,422	4.66%

Packaged Foods
500	Nestle SA - ADR	40,850	2.49%

Radio Broadcasting
700	Tencent Holdings Ltd. - ADR	37,226	2.27%

Semiconductors & Related Devices
1,900	Disco Corporation - ADR *	50,483
600	Tokyo Electron Limited - ADR *	45,294
		95,777	5.83%

Services - Business Services, NEC
100	Accenture PLC - Class A (Ireland)	35,179
800	RELX PLC - ADR	36,336
		71,515	4.36%

Services - Prepackaged Software
300	Dassault Systemes SE - ADR	10,332	0.63%

Specialty Chemicals
3,800	Fuchs SE - ADR	40,793
900	Givaudan SA - ADR	78,370
		119,163	7.26%

Specialty Industrial Machinery
1,200	Schneider Electric SE - ADR	59,568	3.63%

Total for Common Stocks (Cost - $1,621,662)		1,557,031	94.85%

EXCHANGE TRADED FUNDS
1,000	JPMorgan Ultra-Short Income ETF	50,370	3.07%
Total for Exchange Traded Funds (Cost $50,492)

MONEY MARKET FUNDS
65,653	Goldman Sachs FS Government Fund Institutional -
	Class 4.36% ***	65,653	4.00%
	(Cost - $65,653)

	Total Investments	1,673,054	101.92%
	(Cost - $1,737,807)

	Liabilities in Excess of Other Assets	(31,512)	-1.92%

	Net Assets	$ 1,641,541	100.00%

* Non-Income Producing Security.
*** The Yield shown represents the 7-day yield at December 31, 2024.
ADR - American Depositary Receipt.